ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table presents GFL’s accounts payable and accrued liabilities for the periods indicated:

	December 31, 2024	December 31, 2023
Accounts payable	$812.3	$711.0
Accrued liabilities	535.0	529.8
Accrued interest	140.3	89.3
Accrued payroll and benefits	161.0	141.2
Deferred revenue	231.6	207.8
	$1,880.2	$1,679.1